Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
In preparing the audited consolidated financial statements as of December 31, 2020, the Company has evaluated subsequent events through April 14, 2021.
Resale Prospectus
On February 2, 2021, the Company filed a prospectus relating to the resale by certain Selling Shareholders of up to 181,247,830 shares of Class A common stock, including shares of Class A common stock issuable pursuant to the exercise of 6,666,666 Private Warrants. The Company will not receive any of the proceeds from the sales of Class A common stock by the Selling Shareholders or exercise of
Private Warrants (assuming cashless exercise). The Company is bearing all costs, expenses and fees in connection with registration of these securities.
Exercise and Redemption of Public Warrants
On February 3, 2021, the Company announced that holders of its 13,333,309 outstanding public warrants to purchase shares of its Class A common stock (the “Public Warrants”), will have until March 5, 2021 to exercise their Public Warrants. The Public Warrants were exercisable for an aggregate of 13,333,309 shares of Class A common stock at a price of $11.50 per share. On March 10, 2021, the Company changed the previously announced redemption date of March 5, 2021 to a new redemption date of March 16, 2021 for the redemption of its outstanding Public Warrants. As of March 16, 2021, 3,589,645 Private Warrants and 13,128,671 Public Warrants were exercised, and the Company received $153.9 million in cash proceeds from the exercise of these warrants. Pursuant to the terms of the agreements governing the rights of the holders of the Public Warrants, the Company redeemed the remaining unexercised and outstanding 204,638 Public Warrants after March 16, 2021 for a redemption price of $0.01 per Public Warrant. As a result of the exercises of the Public and Private Warrants and the redemption of the remaining Public Warrants, $290.6 million of the $343.4 million recorded as warrant liabilities as of December 31, 2020 has been extinguished subsequent to December 31, 2020. The fair value as of December 31, 2020 of those warrants that have not yet been extinguished was $52.8 million. The Company had 3,077,021 Private Warrants and no Public Warrants, outstanding as of April 14, 2021.
Filing of S-8 Registration Statement
On February 26, 2021, the Company filed a registration statement on Form S-8 under the Securities Act of 1933, as amended, with the SEC (the “S-8 Registration Statement”). The S-8 Registration Statement registered a total of 85,949,156 shares of Class A common stock, which includes all shares issued or reserved for issuance under the Company’s 2015 Stock Plan (the “2015 Plan”), 2020 Equity Incentive Plan (the “2020 Plan”), 2020 Employee Stock Purchase Plan (the “ESPP”), and the Management Longer Term Equity Incentive Plan (the “MLTEIP”). Shares registered under the S-8 Registration Statement will generally be available for sale in the open market after the 180-day lock-up period, which began on December 2, 2020, the closing date of Business Combination.